Statement of Changes in Net Assets Available for Benefits - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Interest and dividends	$ 7,807,562
Net appreciation in fair value of investments	81,867,095
Total investment income	89,674,657
Interest income on notes receivable from participants	1,793,950
Contributions:
Employers	29,278,160
Participants	45,561,826
Participant rollovers	35,039,836
Total contributions	109,879,822
Total additions	201,348,429
Deductions from Net Assets Attributed to:
Distributions to participants	92,457,299
Administrative expenses	990,024
Total deductions	93,447,323
Net increase in net assets available for benefits	107,901,106
Net assets available for benefits at beginning of year	856,580,528
Net assets available for benefits at end of year	$ 964,481,634